Trade accounts and other payables	12 Months Ended
Mar. 31, 2026
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Trade accounts and other payables
17. Trade accounts and other payables
Trade accounts and other payables consist of the following:

	Yen in millions
	March 31,
	2025	2026

Accounts and notes payables	4,034,920	4,302,013
Other payables	1,492,427	1,554,932

Total	5,527,347	5,856,945

Trade accounts and other payables are classified as financial liabilities measured at amortized cost.